Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Lease

Note 7 — Lease

The Company has lease agreements with respect to offices. In December 2021, the Company entered into an office space lease agreement (which commenced on January 1, 2022). Monthly rent payments including utilities amount to approximately $7 thousand and indexed to CPI. The lease period is for 24 months with an option to extend the lease period for additional two periods of 24 months each (and the first one was exercised by us). Accordingly, the Company recognized in the consolidated statement of financial position a right-of-use asset in the amount of $306 thousand concurrently with the recognition of a lease liability in the same amount.

Right-of-use-assets

Carrying amounts of right-of-use assets and movement during the year:

Balance as of January 1, 2022	$-
Initial recognition	306
Depreciation on right-of-use-assets	(77)

Balance as of December 31, 2022	$229

Depreciation on right-of-use-assets	$(76)

Balance as of December 31, 2023	$153

Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2023
U.S. dollars in thousands
Less than one year	$69
Two years	73

Total	$142

Current maturities of lease liability	$69

Long-term lease liability	$73

Additional information on leases

The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:

December 31, 2023
Lease term (years)	2
Weighted average discount rate	6%

The following are the amounts recognized in profit or loss:

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Interest expenses on lease liability	$11	$15	$-
Amortization of right-of-use-assets	76	77	-
	$87	$92	$-

Presented hereunder are the lease payments the Company paid in the year ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Lease payments	80	79	-
	$80	$79	$-